SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest income	$ 349	$ 414	$ 288
Revaluation of contingent consideration for the purchase of shares		1,621	764
Exchange differences, net	57	131
Financial income	406	2,166	1,052
Financial expense:
Interest in respect of IIA grants	827	847	844
Revaluation of contingent consideration for the purchase of shares	351
Exchange differences, net			614
Other	74	49	38
Financial expense	$ 1,252	$ 896	$ 1,496